UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional Paid-In Capital	Accumulated other comprehensive income	Retained Earnings
Beginning Balance at Sep. 30, 2012	$ 64,617	$ 13	$ 61,777	$ 4,922	$ (2,095)
Beginning Balance (in shares) at Sep. 30, 2012		134,386,849
Net income	1,476				1,476
Foreign currency translation adjustments	443			443
Options exercised (in shares)		820,672
Options exercised	520	1	519
Stock-based compensation expense	200		200
Grant of nonvested restricted shares		225,000
Dividends	(16,056)		(16,056)
Loan to optionees in connection with exercise of options	(408)		(408)
Repayment of loan to optionees in connection with exercise of options	35		35
Ending Balance at Dec. 31, 2012	50,827	14	46,067	5,365	(619)
Ending Balance (in shares) at Dec. 31, 2012		135,432,521
Beginning Balance at Sep. 30, 2013	64,520	14	46,742	6,295	11,469
Beginning Balance (in shares) at Sep. 30, 2013		135,532,141
Net income	3,423				3,423
Foreign currency translation adjustments	720			720
Options exercised (in shares)	679,648	679,648
Options exercised	336		336
Stock-based compensation expense	73		73
Grant of nonvested restricted shares		125,000
Loan to optionees in connection with exercise of options	(509)		(509)
Repayment of loan to optionees in connection with exercise of options	554		554
Ending Balance at Dec. 31, 2013	$ 69,117	$ 14	$ 47,196	$ 7,015	$ 14,892
Ending Balance (in shares) at Dec. 31, 2013		136,336,789